Other Assets	12 Months Ended
Dec. 31, 2017
Miscellaneous Assets Abstract [Abstract]
Disclosure Of Other Assets Explanatory

18. Other Assets

Details of other assets as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Other financial assets
Other receivables	￦	4,326,183	￦	6,447,405
Accrued income		1,305,680		1,594,455
Guarantee deposits		1,230,400		1,211,841
Domestic exchange settlement debits		535,237		949,897
Others		25,226		101,909
Less: Allowances for loan losses		(95,629)		(104,813)
Less: Present value discount		(4,762)		(5,679)

Sub-total		7,322,335		10,195,015

Other non-financial assets
Other receivables		17,727		3,640
Prepaid expenses		188,135		153,650
Guarantee deposits		3,934		4,904
Insurance assets		128,146		1,180,980
Separate account assets		866,310		4,119,203
Others		356,380		578,795
Less: Allowances on other asset		(25,182)		(32,018)

Sub-total		1,535,450		6,009,154

Total	￦	8,857,785	￦	16,204,169

Changes in allowances for loan losses on other assets for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	308,699	￦	23,977	￦	332,676
Written-off		(271,522)		(540)		(272,062)
Provision		2,445		1,745		4,190
Business combination		13,537		—		13,537
Others		42,470		—		42,470

Ending	￦	95,629	￦	25,182	￦	120,811

	2017
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	95,629	￦	25,182	￦	120,811
Written-off		(14,546)		(1,970)		(16,516)
Provision		9,840		1,410		11,250
Business combination		21,293		—		21,293
Others		(7,403)		7,396		(7)

Ending	￦	104,813	￦	32,018	￦	136,831